UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.3%

	ABSOLUTE RETURN FUNDS – 6.7%

	Affiliated Absolute Return Funds – 6.7%

612,245	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$6,746,942
	Total Absolute Return Funds (cost $6,621,660)	6,746,942

	COMMODITY FUNDS – 3.6%

	Affiliated Commodity Funds – 3.6%

228,687	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	3,647,554
	Total Commodity Funds (cost $4,035,000)	3,647,554

	EQUITY FUNDS – 80.3%

	Affiliated Equity Funds – 80.3%

571,711	Nuveen Dividend Value Fund (Class R6)	10,239,344

222,353	Nuveen International Growth Fund (Class I)	8,647,311

151,002	Nuveen Large Cap Core Fund (Class I)	4,190,309

74,438	Nuveen Large Cap Growth Opportunities Fund (Class R6)	3,292,409

201,530	Nuveen Large Cap Select Fund (Class I)	4,197,870

161,218	Nuveen Large Cap Value Fund (Class I)	4,725,300

188,676	Nuveen NWQ Large-Cap Value Fund (Class I)	4,433,883

44,291	Nuveen Real Asset Income Fund (Class I)	1,080,708

168,267	Nuveen Real Estate Securities Fund (Class R6)	4,208,355

87,808	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3,262,059

111,571	Nuveen Small Cap Growth Opportunities Fund (Class I)	3,065,978

39,149	Nuveen Small Cap Select Fund (Class I)	641,254

168,149	Nuveen Small Cap Value Fund (Class I)	3,201,553

191,635	Nuveen Symphony International Equity Fund (Class I)	3,581,660

91,267	Nuveen Symphony Large-Cap Growth Fund (Class I)	3,242,698

135,640	Nuveen Symphony Low Volatility Equity Fund (Class I)	4,320,136

125,840	Nuveen Tradewinds Emerging Markets Fund (Class I)	3,269,331

350,235	Nuveen Tradewinds International Value Fund (Class I)	8,353,091

64,003	Nuveen Winslow Large-Cap Growth Fund (Class R6)	3,163,044
	Total Equity Funds (cost $71,903,517)	81,116,293

	FIXED INCOME FUNDS – 6.7%

	Affiliated Fixed Income Funds – 6.7%

55,165	Nuveen Core Bond Fund (Class I)	569,855

93	Nuveen Core Plus Bond Fund (Class I)	1,072

28,121	Nuveen Global Total Return Bond Fund (Class I)	571,142

59,127	Nuveen High Income Bond Fund (Class I)	517,360

Nuveen Investments	1

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

219,765	Nuveen High Yield Municipal Bond Fund (Class I)				$3,768,967

1	Nuveen Inflation Protected Securities Fund (Class I)				9

22,397	Nuveen Preferred Securities Fund (Class I)				389,931

57,269	Nuveen Short Term Bond Fund (Class I)				570,975

19,117	Nuveen Strategic Income Fund (Class I)				217,172

6,153	Nuveen Symphony Credit Opportunities Fund (Class R6)				134,320
	Total Fixed Income Funds (cost $6,355,675)				6,740,803
	Total Long-Term Investments (cost $88,915,852)				98,251,592

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.7%

	Money Market Funds – 1.3%

1,335,831	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$1,335,831

	U.S. Government and Agency Obligations – 1.4%

$1,400	U.S. Treasury Bills, (6)	0.000%	1/15/15	AAA	1,399,982
	Total Short-Term Investments (cost $2,735,752)				2,735,813
	Total Investments (cost $91,651,604) – 100.0%				100,987,405
	Other Assets Less Liabilities – 0.0%				(42,590)
	Net Assets – 100%				$100,944,815

Investments in Derivatives as of November 30, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	46	12/14	$4,223,720	$(138,560)
MSCI Emerging Markets Index	Long	58	12/14	2,895,070	(177,751)
Nikkei 225® CME	Long	17	12/14	1,484,950	2,512
Russell 2000® E-Mini	Short	(70)	12/14	(8,201,200)	(247,304)
S&P 500® Index	Long	6	12/14	3,099,450	116,227
S&P MidCap 400® E-Mini	Long	48	12/14	6,915,840	241,591
				$10,417,830	$(203,285)
*	The aggregate Notional Amount at Value of long and short positions is $18,619,030 and $(8,201,200), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

2	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$6,746,942	$—	$—	$6,746,942
Commodity Funds	3,647,554	—	—	3,647,554
Equity Funds	81,116,293	—	—	81,116,293
Fixed Income Funds	6,740,803	—	—	6,740,803
Short-Term Investments:
Money Market Funds	1,335,831	—	—	1,335,831
U.S. Government and Agency Obligations	—	1,399,982	—	1,399,982
Investments in Derivatives:
Futures Contracts*	(203,285)	—	—	(203,285)
Total	$99,384,138	$1,399,982	$—	$100,784,120
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding investments in derivatives) was $91,874,604.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$11,047,068
Depreciation	(1,934,267)
Net unrealized appreciation (depreciation) of investments	$9,112,801

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	3

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	ABSOLUTE RETURN FUNDS – 7.7%

	Affiliated Absolute Return Funds – 7.7%

1,249,001	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$13,763,992
	Total Absolute Return Funds (cost $13,609,188)	13,763,992

	COMMODITY FUNDS – 2.7%

	Affiliated Commodity Funds – 2.7%

304,979	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	4,864,406
	Total Commodity Funds (cost $5,335,000)	4,864,406

	EQUITY FUNDS – 72.1%

	Affiliated Equity Funds – 72.1%

838,744	Nuveen Dividend Value Fund (Class R6)	15,021,912

172,390	Nuveen Global Infrastructure Fund (Class I)	2,025,581

245,180	Nuveen International Growth Fund (Class I)	9,535,043

280,189	Nuveen Large Cap Core Fund (Class I)	7,775,257

139,748	Nuveen Large Cap Growth Opportunities Fund (Class R6)	6,181,060

364,701	Nuveen Large Cap Select Fund (Class I)	7,596,730

255,568	Nuveen Large Cap Value Fund (Class I)	7,490,690

280,968	Nuveen NWQ Large-Cap Value Fund (Class I)	6,602,735

87,491	Nuveen Real Asset Income Fund (Class I)	2,134,775

307,443	Nuveen Real Estate Securities Fund (Class R6)	7,689,150

149,306	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,546,698

228,533	Nuveen Small Cap Growth Opportunities Fund (Class I)	6,280,095

84,919	Nuveen Small Cap Select Fund (Class I)	1,390,972

324,228	Nuveen Small Cap Value Fund (Class I)	6,173,301

250,189	Nuveen Symphony International Equity Fund (Class I)	4,676,031

159,123	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,653,642

238,839	Nuveen Symphony Low Volatility Equity Fund (Class I)	7,607,011

149,609	Nuveen Tradewinds Emerging Markets Fund (Class I)	3,886,841

380,651	Nuveen Tradewinds International Value Fund (Class I)	9,078,532

124,947	Nuveen Winslow Large-Cap Growth Fund (Class R6)	6,174,892
	Total Equity Funds (cost $110,265,400)	128,520,948

	FIXED INCOME FUNDS – 15.9%

	Affiliated Fixed Income Funds – 15.9%

65,531	Nuveen All-American Municipal Bond Fund (Class I)	761,473

316,256	Nuveen Core Bond Fund (Class I)	3,266,929

274,376	Nuveen Core Plus Bond Fund (Class I)	3,174,534

4	Nuveen Investments

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

44,772	Nuveen Global Total Return Bond Fund (Class I)				$909,312

357,274	Nuveen High Income Bond Fund (Class I)				3,126,141

512,689	Nuveen High Yield Municipal Bond Fund (Class I)				8,792,619

1	Nuveen Inflation Protected Securities Fund (Class I)				10

141,264	Nuveen Preferred Securities Fund (Class I)				2,459,399

291,803	Nuveen Short Term Bond Fund (Class I)				2,909,278

106,630	Nuveen Strategic Income Fund (Class I)				1,211,318

80,450	Nuveen Symphony Credit Opportunities Fund (Class R6)				1,756,224
	Total Fixed Income Funds (cost $27,132,248)				28,367,237
	Total Long-Term Investments (cost $156,341,836)				175,516,583

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 0.8%

1,432,785	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$1,432,785

	U.S. Government and Agency Obligations – 1.0%

$1,800	U.S. Treasury Bills, (6)	0.000%	1/15/15	AAA	1,799,977
	Total Short-Term Investments (cost $3,232,684)				3,232,762
	Total Investments (cost $159,574,520) – 100.2%				178,749,345
	Other Assets Less Liabilities – (0.2)%				(400,893)
	Net Assets – 100%				$178,348,452

Investments in Derivatives as of November 30, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	92	12/14	$8,447,440	$(277,120)
MSCI Emerging Markets Index	Long	131	12/14	6,538,865	(401,471)
Nikkei 225® CME	Long	30	12/14	2,620,500	4,433
Russell 2000® E-Mini	Short	(140)	12/14	(16,402,400)	(489,425)
S&P 500® Index	Long	6	12/14	3,099,450	116,226
S&P MidCap 400® E-Mini	Long	84	12/14	12,102,720	466,094
				$16,406,575	$(581,263)
*	The aggregate Notional Amount at Value of long and short positions is $32,808,975 and $(16,402,400), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	5

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$13,763,992	$—	$—	$13,763,992
Commodity Funds	4,864,406	—	—	4,864,406
Equity Funds	128,520,948	—	—	128,520,948
Fixed Income Funds	28,367,237	—	—	28,367,237
Short-Term Investments:
Money Market Funds	1,432,785	—	—	1,432,785
U.S. Government and Agency Obligations	—	1,799,977	—	1,799,977
Investments in Derivatives:
Futures Contracts*	(581,263)	—	—	(581,263)
Total	$176,368,105	$1,799,977	$—	$178,168,082
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding investments in derivatives) was $160,495,058.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$21,060,122
Depreciation	(2,805,835)
Net unrealized appreciation (depreciation) of investments	$18,254,287

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	ABSOLUTE RETURN FUND – 9.0%

	Affiliated Absolute Return Funds – 9.0%

2,973,325	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$32,766,041
	Total Absolute Return Funds (cost $32,492,878)	32,766,041

	COMMODITY FUNDS – 2.8%

	Affiliated Commodity Funds – 2.8%

647,627	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	10,329,663
	Total Commodity Funds (cost $11,329,000)	10,329,663

	EQUITY FUNDS – 54.0%

	Affiliated Equity Funds – 54.0%

1,142,259	Nuveen Dividend Value Fund (Class R6)	20,457,859

333,045	Nuveen Global Infrastructure Fund (Class I)	3,913,277

475,507	Nuveen International Growth Fund (Class I)	18,492,462

344,645	Nuveen Large Cap Core Fund (Class I)	9,563,903

176,799	Nuveen Large Cap Growth Opportunities Fund (Class R6)	7,819,805

455,489	Nuveen Large Cap Select Fund (Class I)	9,487,835

324,578	Nuveen Large Cap Value Fund (Class I)	9,513,366

401,319	Nuveen NWQ Large-Cap Value Fund (Class I)	9,430,998

172,730	Nuveen Real Asset Income Fund (Class I)	4,214,619

446,091	Nuveen Real Estate Securities Fund (Class R6)	11,156,737

206,240	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	7,661,819

444,232	Nuveen Small Cap Growth Opportunities Fund (Class I)	12,207,494

179,491	Nuveen Small Cap Select Fund (Class I)	2,940,057

628,951	Nuveen Small Cap Value Fund (Class I)	11,975,230

407,921	Nuveen Symphony International Equity Fund (Class I)	7,624,042

218,162	Nuveen Symphony Large-Cap Growth Fund (Class I)	7,751,286

297,437	Nuveen Symphony Low Volatility Equity Fund (Class I)	9,473,370

272,016	Nuveen Tradewinds Emerging Markets Fund (Class I)	7,066,984

746,306	Nuveen Tradewinds International Value Fund (Class I)	17,799,391

157,903	Nuveen Winslow Large-Cap Growth Fund (Class R6)	7,803,571
	Total Equity Funds (cost $161,095,721)	196,354,105

	FIXED INCOME FUNDS – 32.8%

	Affiliated Fixed Income Funds – 32.8%

338,206	Nuveen All-American Municipal Bond Fund (Class I)	3,929,952

2,698,481	Nuveen Core Bond Fund (Class I)	27,875,307

2,273,111	Nuveen Core Plus Bond Fund (Class I)	26,299,890

99,512	Nuveen Global Total Return Bond Fund (Class I)	2,021,105

Nuveen Investments	7

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

722,531	Nuveen High Income Bond Fund (Class I)				$6,322,147

1,181,391	Nuveen High Yield Municipal Bond Fund (Class I)				20,260,859

6	Nuveen Inflation Protected Securities Fund (Class I)				67

200,222	Nuveen Preferred Securities Fund (Class I)				3,485,868

1,438,908	Nuveen Short Term Bond Fund (Class I)				14,345,914

947,327	Nuveen Strategic Income Fund (Class I)				10,761,631

175,519	Nuveen Symphony Credit Opportunities Fund (Class R6)				3,831,581
	Total Fixed Income Funds (cost $107,826,249)				119,134,321
	Total Long-Term Investments (cost $312,743,848)				358,584,130

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 0.6%

2,370,132	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$2,370,132

	U.S. Government and Agency Obligations – 1.0%

$3,500	U.S. Treasury Bills, (6)	0.000%	1/15/15	AAA	3,499,954
	Total Short-Term Investments (cost $5,869,935)				5,870,086
	Total Investments (cost $318,613,783) – 100.2%				364,454,216
	Other Assets Less Liabilities – (0.2)%				(727,238)
	Net Assets – 100%				$363,726,978

Investments in Derivatives as of November 30, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	118	12/14	$10,834,760	$(355,436)
MSCI Emerging Markets Index	Long	150	12/14	7,487,250	(459,700)
Nikkei 225® CME	Long	63	12/14	5,503,050	9,309
Russell 2000® E-Mini	Short	(251)	12/14	(29,407,160)	(925,109)
S&P 500® Index	Long	37	12/14	19,113,275	716,726
S&P MidCap 400® E-Mini	Long	155	12/14	22,332,400	821,764
				$35,863,575	$(192,446)
*	The aggregate Notional Amount at Value of long and short positions is $65,270,735 and $(29,407,160), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

8	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$32,766,041	$—	$—	$32,766,041
Commodity Funds	10,329,663	—	—	10,329,663
Equity Funds	196,354,105	—	—	196,354,105
Fixed Income Funds	119,134,321	—	—	119,134,321
Short-Term Investments:
Money Market Funds	2,370,132	—	—	2,370,132
U.S. Government and Agency Obligations	—	3,499,954	—	3,499,954
Investments in Derivatives:
Futures Contracts*	(192,446)	—	—	(192,446)
Total	$360,761,816	$3,499,954	$—	$364,261,770
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding investments in derivatives) was $321,877,371.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$49,416,086
Depreciation	(6,839,241)
Net unrealized appreciation (depreciation) of investments	$42,576,845

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	9

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	November 30, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.1%

	ABSOLUTE RETURN FUNDS – 10.0%

	Affiliated Absolute Return Funds – 10.0%

1,145,739	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$12,626,040
	Total Absolute Return Funds (cost $12,694,063)	12,626,040

	COMMODITY FUNDS – 1.9%

	Affiliated Commodity Funds – 1.9%

151,772	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	2,420,765
	Total Commodity Funds (cost $2,609,000)	2,420,765

	EQUITY FUNDS – 32.6%

	Affiliated Equity Funds – 32.6%

288,828	Nuveen Dividend Value Fund (Class R6)	5,172,903

332,387	Nuveen Global Infrastructure Fund (Class I)	3,905,547

65,091	Nuveen International Growth Fund (Class I)	2,531,388

59,143	Nuveen Large Cap Core Fund (Class I)	1,641,215

31,206	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,380,242

81,532	Nuveen Large Cap Select Fund (Class I)	1,698,302

88,704	Nuveen Large Cap Value Fund (Class I)	2,599,915

108,706	Nuveen NWQ Large-Cap Value Fund (Class I)	2,554,591

52,979	Nuveen Real Asset Income Fund (Class I)	1,292,689

52,016	Nuveen Real Estate Securities Fund (Class R6)	1,300,909

36,806	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1,367,355

83,499	Nuveen Small Cap Growth Opportunities Fund (Class I)	2,294,561

167,711	Nuveen Small Cap Select Fund (Class I)	2,747,113

122,283	Nuveen Small Cap Value Fund (Class I)	2,328,261

68,114	Nuveen Symphony International Equity Fund (Class I)	1,273,054

37,105	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,318,329

51,200	Nuveen Symphony Low Volatility Equity Fund (Class I)	1,630,723

43,877	Nuveen Tradewinds Emerging Markets Fund (Class I)	1,139,927

80,221	Nuveen Tradewinds International Value Fund (Class I)	1,913,276

26,528	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,311,008
	Total Equity Funds (cost $34,570,614)	41,401,308

	FIXED INCOME FUNDS – 54.6%

	Affiliated Fixed Income Funds – 54.6%

218,831	Nuveen All-American Municipal Bond Fund (Class I)	2,542,819

1,709,077	Nuveen Core Bond Fund (Class I)	17,654,763

1,574,100	Nuveen Core Plus Bond Fund (Class I)	18,212,341

32,137	Nuveen Global Total Return Bond Fund (Class I)	652,708

10	Nuveen Investments

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

178,217	Nuveen High Income Bond Fund (Class I)				$1,559,398

321,874	Nuveen High Yield Municipal Bond Fund (Class I)				5,520,137

287,348	Nuveen Inflation Protected Securities Fund (Class I)				3,201,051

35,005	Nuveen Preferred Securities Fund (Class I)				609,436

1,020,446	Nuveen Short Term Bond Fund (Class I)				10,173,845

729,480	Nuveen Strategic Income Fund (Class I)				8,286,887

36,796	Nuveen Symphony Credit Opportunities Fund (Class R6)				803,270
	Total Fixed Income Funds (cost $67,539,894)				69,216,655
	Total Long-Term Investments (cost $117,413,571)				125,664,768

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 0.8%

1,014,984	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$1,014,984

	U.S. Government and Agency Obligations – 0.5%

$625	U.S. Treasury Bills, (6)	0.000%	1/15/15	AAA	624,992
	Total Short-Term Investments (cost $1,639,949)				1,639,976
	Total Investments (cost $119,053,520) – 100.4%				127,304,744
	Other Assets Less Liabilities – (0.4)%				(453,726)
	Net Assets – 100%				$126,851,018

Investments in Derivatives as of November 30, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	40	12/14	$3,672,800	$(120,487)
MSCI Emerging Markets Index	Long	32	12/14	1,597,280	(98,069)
Nikkei 225® CME	Long	22	12/14	1,921,700	3,251
Russell 2000® E-Mini	Short	(72)	12/14	(8,435,520)	(237,786)
S&P 500® Index	Short	(4)	12/14	(2,066,300)	(77,516)
S&P MidCap 400® E-Mini	Long	33	12/14	4,754,640	221,674
				$1,444,600	$(308,933)
*	The aggregate Notional Amount at Value of long and short positions is $11,946,420 and $(10,501,820), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	11

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments	November 30, 2014 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$12,626,040	$—	$—	$12,626,040
Commodity Funds	2,420,765	—	—	2,420,765
Equity Funds	41,401,308	—	—	41,401,308
Fixed Income Funds	69,216,655	—	—	69,216,655
Short-Term Investments:
Money Market Funds	1,014,984	—	—	1,014,984
U.S. Government and Agency Obligations	—	624,992	—	624,992
Investments in Derivatives:
Futures Contracts*	(308,933)	—	—	(308,933)
Total	$126,370,819	$624,992	$—	$126,995,811
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding investments in derivatives) was $119,257,044.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$8,750,405
Depreciation	(702,705)
Net unrealized appreciation (depreciation) of investments	$8,047,700

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2015